Adjusting Items Included in Profit From Operations - Summary of Adjusting Items Within Profit from Operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit from Operations [Line Items]
Restructuring and integration costs	£ 333	£ 83	£ 150
Impairment and associated costs in respect of assets/liabilities (or businesses) held-for-sale/disposed of in the period	958	71
Other adjusting items (largely other litigation including Engle)	80	23	80
Adjusting Items
Profit from Operations [Line Items]
Restructuring and integration costs	333	83	150
Impairment of goodwill			57
Impairment and associated costs in respect of assets/liabilities (or businesses) held-for-sale/disposed of in the period	958	71	358
Other adjusting items (largely other litigation including Engle)	530	23	80
Total adjusting items included in profit from operations	1,967	328	916
Trademarks and Similar Intangibles | Adjusting Items
Profit from Operations [Line Items]
Amortisation and impairment of trademarks and similar intangibles	161	£ 151	306
Partial Buy-out of Pension Fund in U.S. | Adjusting Items
Profit from Operations [Line Items]
Credit in respect of the partial buy-out of the pension fund in the U.S.	£ (15)		£ (35)